Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	$ 6,186
Net defined benefit liability (asset)	6,590	$ 6,186
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	32,267
Net defined benefit liability (asset)	34,004	32,267
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(26,081)
Net defined benefit liability (asset)	(27,414)	(26,081)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0
Net defined benefit liability (asset)	0	0
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	6,478
Net defined benefit liability (asset)	6,886	6,478
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	32,171
Net defined benefit liability (asset)	33,897	32,171
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(25,693)
Net defined benefit liability (asset)	(27,011)	(25,693)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0
Net defined benefit liability (asset)	0	0
Pension Plan | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	6,334	9,129
Service cost	(10)	(30)
– current service cost	(14)	(12)
– past service cost and gains/(losses) from settlements	4	(18)
Net interest income/(cost) on the net defined benefit asset/(liability)	322	157
Remeasurement effects recognised in other comprehensive income	(218)	(1,973)
– return on plan assets (excluding interest income)	(225)	(11,505)
– actuarial gains/(losses) financial assumptions	(123)	10,543
– actuarial gains/(losses) demographic assumptions	357	(123)
– actuarial gains/(losses) experience adjustments	(227)	(888)
– other changes	0	0
Exchange differences	374	(963)
Benefits paid	0	0
Other movements	6	14
Net defined benefit liability (asset)	6,808	6,334
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	25,121	41,384
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements		0
Net interest income/(cost) on the net defined benefit asset/(liability)	1,247	703
Remeasurement effects recognised in other comprehensive income	(225)	(11,505)
– return on plan assets (excluding interest income)	(225)	(11,505)
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	1,472	(4,288)
Benefits paid	(1,063)	(1,222)
Other movements	38	49
Net defined benefit liability (asset)	26,590	25,121
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(18,787)	(32,255)
Service cost	(10)	(30)
– current service cost	(14)	(12)
– past service cost and gains/(losses) from settlements	4	(18)
Net interest income/(cost) on the net defined benefit asset/(liability)	(925)	(546)
Remeasurement effects recognised in other comprehensive income	7	9,532
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	(123)	10,543
– actuarial gains/(losses) demographic assumptions	357	(123)
– actuarial gains/(losses) experience adjustments	(227)	(888)
– other changes	0	0
Exchange differences	(1,098)	3,325
Benefits paid	1,063	1,222
Other movements	(32)	(35)
Net defined benefit liability (asset)	(19,782)	(18,787)
Pension Plan | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	0	0
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	0	0
Pension Plan | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	144	2
Service cost	(150)	(170)
– current service cost	(135)	(161)
– past service cost and gains/(losses) from settlements	(15)	(9)
Net interest income/(cost) on the net defined benefit asset/(liability)	12	(5)
Remeasurement effects recognised in other comprehensive income	(190)	176
– return on plan assets (excluding interest income)	110	(2,181)
– actuarial gains/(losses) financial assumptions	(327)	2,383
– actuarial gains/(losses) demographic assumptions	17	24
– actuarial gains/(losses) experience adjustments	10	(47)
– other changes	0	(3)
Exchange differences	38	(143)
Benefits paid	81	70
Other movements	143	214
Net defined benefit liability (asset)	78	144
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	7,050	10,047
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	298	198
Remeasurement effects recognised in other comprehensive income	110	(2,181)
– return on plan assets (excluding interest income)	110	(2,181)
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	228	(180)
Benefits paid	(548)	(616)
Other movements	169	(218)
Net defined benefit liability (asset)	7,307	7,050
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(6,906)	(10,022)
Service cost	(150)	(170)
– current service cost	(135)	(161)
– past service cost and gains/(losses) from settlements	(15)	(9)
Net interest income/(cost) on the net defined benefit asset/(liability)	(286)	(202)
Remeasurement effects recognised in other comprehensive income	(300)	2,360
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	(327)	2,383
– actuarial gains/(losses) demographic assumptions	17	24
– actuarial gains/(losses) experience adjustments	10	(47)
– other changes	0	0
Exchange differences	(190)	35
Benefits paid	629	686
Other movements	(26)	407
Net defined benefit liability (asset)	(7,229)	(6,906)
Pension Plan | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	(23)
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	(1)
Remeasurement effects recognised in other comprehensive income	0	(3)
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	(3)
Exchange differences	0	2
Benefits paid	0	0
Other movements	0	25
Net defined benefit liability (asset)	$ 0	$ 0